Notes Payable - Related Parties	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Notes Payable - Related Parties

5.	NOTES PAYABLE – RELATED PARTIES

The Company has the following related parties notes payable as of September 30, 2018 and December 31, 2017:

Note	Issuance Date	Maturity Date	Interest Rate	Original Borrowing	Balance at September 30, 2018	Balance at December 31, 2017
					(Unaudited)
Note 1 (A)	December 1, 2015	February 8, 2021	12.0%	$1,248,883	$824,218	$1,198,883
Note 2 (B)	December 1, 2015	February 8, 2021	12.0%	189,000	-	189,000
Note 3 (C)	December 1, 2015	April 1, 2017	12.0%	111,901	111,901	111,901
Note 4 (D)	April 4, 2016	December 4, 2018	12.0%	343,326	240,328	343,326
Note 5 (E)	April 4, 2016	December 4, 2018	12.0%	121,875	-	121,875

Total notes payable – related parties, net					1,176,447	1,964,985
Non-current					(824,218)	-
Current					$352,229	$1,964,985

(A)

On December 1, 2015, the Company issued a convertible note payable to Mr. Rory J. Cutaia, the Company’s majority stockholder and Chief Executive Officer (CEO), to consolidate all loans and advances made by Mr. Cutaia to the Company as of that date. The note bears interest rate of 12% per annum, secured by the Company’s assets and matured on August 1, 2018, as amended. Per the terms of the agreement, at Mr. Cutaia’s discretion, he may convert up to $374,665 of outstanding principal, plus accrued interest thereon, into shares of common stock at a conversion rate of $0.07 per share. As of December 31, 2017, total outstanding balance of the note amounted to $1,198,883.

On August 8, 2018, we entered into an extension agreement with Mr. Cutaia to extend the maturity date of the note to February 8, 2021. All other terms of the note remain unchanged. In connection with the extension, we granted to Mr. Cutaia a three-year warrant to purchase up to 2,446,700 shares of Common Stock at a price of $0.49 per share with a fair value of $1,074,602. We determined that the extension of the note’s maturity date resulted in a debt extinguishment for accounting purposes because the fair value of the warrants granted was more than 10% of the original value of the note. As result, we recorded the fair value of the “new” note, which approximates the then-current carrying value of $1,198,833 of the then-current note and expensed the entire fair value of the warrants granted of $1,074,602 as part of debt extinguishment. On September 30, 2018, Mr. Cutaia converted the principal balance that was convertible ($374,665) into 5,352,357 shares of Restricted Common Stock at $0.07 per share.

As of September 30, 2018, outstanding balance of the note amounted to $824,218.

(B)

On December 1, 2015, the Company issued a convertible note with Mr. Cutaia in the amount of $189,000 representing a portion of Mr. Cutaia’s accrued salary for 2015. The note was unsecured, bears interest rate of 12% per annum, matured in August 1, 2018, as amended, and convertible to shares of common stock at a conversion price of $0.07 per share. As of December 31, 2017, outstanding balance of the note amounted to $189,000.

On September 30, 2018, Mr. Cutaia converted the entire unpaid balance of $189,000 into 2,700,000 restricted shares of our Common Stock at $0.07 per share.

(C)

On December 1, 2015, the Company issued a note payable to a former member of the Company’s Board of Directors, in the amount of $111,901 representing unpaid consulting fees as of November 30, 2015. The note is unsecured, bears interest rate of 12% per annum and matured in April 2017.

As of September 30, 2018, and the date of this report, the note is past due. The Company is currently in negotiations with the note holder to settle the note payable.

(D)

On April 4, 2016, the Company issued a convertible note to Mr. Cutaia, in the amount of $343,326, to consolidate all advances made by Mr. Cutaia to the Company from December 2015 through March 2016. The note bears interest rate of 12% per annum, secured by the Company’s assets and will mature on December 4, 2018, as amended. A total of 30% of the note principal or $102,998 can be converted to shares of common stock at a conversion price $0.07 per share. As of December 31, 2017, outstanding balance of the note amounted to $343,326

On September 30, 2018 Mr. Cutaia converted the 30% of the principal balance that was convertible ($102,998) into 1,471,397 restricted shares of our Common Stock at $0.07 per share.

As of September 30, 2018, outstanding balance of the note amounted to $240,328.

(E)

On April 4, 2016, the Company issued a convertible note payable to Mr. Cutaia in the amount of $121,875, representing his unpaid salary from December 2015 through March 2016. The note was unsecured, bears interest at the rate of 12% per annum, matures on December 4, 2018, as amended, and convertible to common stock at a conversion price of $0.07 per share. As of December 31, 2017, outstanding balance of the note amounted to $121,8750.

For the period ended September 30, 2018 Mr. Cutaia converted $121,875 of debt into 1,741,071 shares of Restricted Common Stock.

Total interest expense for notes payable to related parties was $175,846 and $176,364 for nine months ended September 30, 2018 and 2017, respectively.

5.	NOTES PAYABLE – RELATED PARTIES

The Company has the following related parties outstanding notes payable as of December 31, 2017 and 2016:

Note	Issuance Date	Maturity Date	Interest Rate	Original Borrowing	Balance at December 31, 2017	Balance at December 31, 2016

Note 1	December 1, 2015	August 1, 2018	12.0%	$1,203,242	$1,198,883	$1,198,883
Note 2	December 1, 2015	August 1, 2018	12.0%	189,000	189,000	189,000
Note 3	December 1, 2015	April 1, 2017	12.0%	111,901	111,901	111,901
Note 4	August 4, 2016	December 4, 2018	12.0%	343,326	343,326	343,326
Note 5	August 4, 2016	December 4, 2018	12.0%	121,875	121,875	121,875

Total notes payable – related parties					$1,964,985	$1,964,985

(1)	On December 1, 2015, the Company issued a convertible note payable to Mr. Rory J. Cutaia, the Company’s majority stockholder and Chief Executive Officer (CEO), to consolidate all loans and advances made by Mr. Cutaia to the Company as of that date. The note bears interest rate of 12% per annum, secured by the Company’s assets and matured on April 1, 2017. Per the terms of the agreement, at Mr. Cutaia’s discretion, he may convert up to $374,665 of outstanding principal, plus accrued interest thereon, into shares of common stock at a conversion rate of $0.07 per share. As of December 31, 2016, total outstanding balance of the note amounted to $1,198,883.

On May 4, 2017, the Company entered into an extension agreement with Mr. Cutaia to extend the maturity date of the note from April 1, 2017 to August 1, 2018. In consideration, the Company issued Mr. Cutaia a three-year warrant to purchase 1,755,192 shares of common stock at a price of $0.355 per share with a fair value of $517,291. All other terms of the Note remain unchanged. The Company determined that the extension of the note’s maturity resulted in a debt extinguishment for accounting purposes since the fair value of the warrants granted was more than 10% of the original value of the convertible note. As result, Company recorded the fair value of the new note which approximates the original carrying value $1,198,833 and expensed the entire fair value of the warrants granted of $517,291 as part of loss on debt extinguishment.

As of December 31, 2017, outstanding balance of the note amounted to $1,198,883.

(2)	On December 1, 2015, the Company issued a convertible note with Mr. Cutaia in the amount of $189,000 representing a portion of Mr. Cutaia’s accrued salary for 2015. The note is unsecured, bears interest rate of 12% per annum, matured in April 2017 and convertible to shares of common stock at a conversion price of $0.07 per share. As of December 31, 2016, outstanding balance of the note amounted to $189,000.

On May 4, 2017, the Company entered into an extension agreement with Mr. Cutaia to extend the maturity date of the note from April 1, 2017 to August 1, 2018. All other terms of the Note remain unchanged and there were no additional compensation or incentive given.

As of December 31, 2017, outstanding balance of the note amounted to $189,000.

(3)

On December 1, 2015, the Company issued a note payable to a former member of the Company’s Board of Directors, in the amount of $111,901 representing unpaid consulting fees as of November 30, 2015. The note is unsecured, bears interest rate of 12% per annum and matured in April 2017. As of December 31, 2016, outstanding balance of the note amounted to $111,901 and accrued interest of $14,569.

As of December 31, 2017, outstanding balance of the note amounted to $111,901 and accrued interest of $27,997.

As of December 31, 2017, and the date of this report, the note is past due.

(4)

On April 4, 2016, the Company issued a convertible note to Mr. Cutaia, in the amount of $343,326, to consolidate all advances made by Mr. Cutaia to the Company during the period December 2015 through March 2016. The note bears interest rate of 12% per annum, secured by the Company’s assets and matured on August 4, 2017. A total of 30% of the note principal can be converted to shares of common stock at a conversion price $0.07 per share. As of December 31, 2016, outstanding balance of the note amounted to $343,326 and accrued interest of $31,040.

On August 4, 2017, the Company entered into an extension agreement with Mr. Cutaia to extend the maturity date of the note from August 4, 2017 to December 4, 2018. In consideration for extending the Note’s maturity, the Company issued Mr. Cutaia 1,329,157 warrants to purchase shares of common stock at a price of $0.15 per share with a fair value of $172,456. All other terms of the Note remain unchanged. The Company determined that the extension of the note’s maturity resulted in a debt extinguishment for accounting purposes since the fair value of the warrants granted was more than 10% of the recorded value of the original convertible note. As a result, Company recorded the fair value of the new note which approximates the original carrying value $343,326 and expensed the entire fair value of the warrants granted of $172,456 as part of loss on debt extinguishment. As of December 31, 2017, outstanding balance of the note amounted to $343,326 and accrued interest of $45,783.

(5)	On April 4, 2016, the Company issued a convertible note payable to Mr. Cutaia in the amount of $121,875, representing his unpaid salary from December 2015 through March 2016. The note is unsecured, bears interest at the rate of 12% per annum, compounded annually and matured on August 4, 2017. The note is also convertible into shares of the Company’s common stock at $0.07 per share. As of December 31, 2016, outstanding balance of the note amounted to $121,875 and accrued interest of $11,019.

On August 4, 2017, the Company entered into an extension agreement with Mr. Cutaia to extend the maturity date of the note from August 4, 2017 to December 4, 2018. All other terms of the Note remain unchanged and there were no additional compensation or incentive given.

As of December 31, 2017, outstanding balance of the note amounted to $121,875 and accrued interest of $25,644.

During the year ended December 31, 2017, the Company recorded total interest expense totaling $232,192 pursuant to the terms of the notes and paid $196,607.